Investment Strategy - GlacierShares Arctic Circle ETF	Sep. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the MarketVector™ Arctic Circle Index (the “Index”).
MarketVector™ Arctic Circle Index
The Index tracks the performance of common stocks (or corresponding American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or Global Depositary Receipts (“GDRs”)) of companies whose headquarters are located near or in the Arctic Circle. The Arctic Circle is defined as the southernmost latitude in the Northern Hemisphere where the sun can remain continuously above or below the horizon for 24 hours, which occurs at approximately 66°33’ (66.56°) North latitude, as recognized by the United States Geological Survey (USGS). A company is eligible for inclusion in the Index if it is included in the MarketVectorTM Total Global Equity Index and its headquarters address has a latitude coordinate above 60° North latitude in one of the following countries or territories: Finland, Norway, Sweden, Faroe Islands, Greenland, Iceland, United States and Canada (“Arctic Circle Companies”).
At the time of each quarterly rebalance and reconstitution of the Index, Index constituents must meet the following investability requirements:
•For securities not currently in the Index:
◦a free-float (i.e., the proportion of shares that are publicly available) of at least 10%;
◦a market capitalization exceeding $150 million;
◦a three-month average daily trading volume of at least $250,000 as of each of the last three Index component selection dates; and
◦at least 150,000 shares traded per month over the last six months as of each of the last three Index component selection dates.
•For securities already in the Index:
◦a free-float of at least 5%;
◦a market capitalization exceeding $75 million;
◦a three-month average daily trading volume of at least $200,000 as of at least two of the last three Index component selection dates.
In addition, at least one of the following applies to securities already in the Index:
◦a three-month average daily trading volume of at least $200,000 at the current quarter or at one of the last two Index component selection dates; or
◦at least 100,000 shares traded per month over the last six months as of the current Index component selection date or one of the previous two selection dates.
•For recent initial public offerings, spin-offs and post-merger/acquisition special purpose acquisition companies:
◦a free-float of at least 10%;
◦a market capitalization exceeding $150 million;
◦an average daily trading volume of at least $250,000; and
◦at least 150,000 shares traded per month.
The Index is reconstituted and rebalanced on a quarterly basis in March, June, September and December. The Index utilizes a proprietary methodology to adjust weightings of Arctic Circle Companies within the Index, with companies closer to the Arctic Circle receiving higher weightings. The Index may not include more than 60 constituents and Index constraints may be relaxed to ensure a minimum of 50 Index constituents. As of August 31, 2025, the Index had 51 constituents.
The Fund’s Investment Strategy
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund generally will invest in all of the component securities of the Index in approximately the same proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations such as tax diversification requirements that apply to the Fund but not to the Index).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in the equity securities of Arctic Circle Companies.
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Fund is deemed to be “non-diversified,” which means that it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund.
While the Fund’s exposure to sectors may change over time, as of the date of this Prospectus, the Fund had significant exposure to companies in the Financial Services and Industrials Sectors.
The Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower. The Fund rebalances its portfolio in accordance with its Index, and, therefore, any changes to the Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.